Equity Compensation Plan (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Risk-free interest rate	1.20%	1.20%
Expected term	7 years	7 years	10 years
Expected volatility	91.00%	91.00%	78.00%
Expected dividends	0.00%	0.00%	0.00%
Grant date fair value of common stock	$ 1.91	$ 1.91	$ 1.50
Minimum [Member]
Risk-free interest rate			0.62%
Maximum [Member]
Risk-free interest rate			1.75%